REVENUES	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
REVENUES	REVENUES
a)Revenues by service line
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the year ended December 31,
US$ MILLIONS	2023	2022	2021
Gas Transmission	$1,483	$1,314	$1,074
Distribution	397	372	374
Leasing	385	—	—
Connections	200	171	167
Other	38	29	28
Total	$2,503	$1,886	$1,643
During the year ended December 31, 2023, revenues benefited from the acquisition of our global intermodal logistics operation, along with inflationary tariff increases and capital commissioned into rate base.
b)Revenues from external customers
The following table disaggregates revenues by geographical region.

	For the year ended December 31,
US$ MILLIONS	2023	2022	2021
Brazil	$1,483	$1,314	$1,074
United Kingdom	635	572	569
United States	385	—	—
	$2,503	$1,886	$1,643
Our company’s customer base is comprised predominantly of investment grade companies, with only one customer that makes up greater than 10% of our company’s consolidated revenues. For the year ended December 31, 2023, revenue generated from this customer was $1,449 million (2022: $1,314 million, 2021: $1,074 million). Our company has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time.
c)Non-Current Assets

	As of
US$ MILLIONS	Dec. 31, 2023	Dec. 31, 2022
United Kingdom	$5,624	$4,821
Brazil	3,596	3,362
Switzerland	2,197	—
France	2,170	—
Singapore	1,800	—
China	1,573	—
Denmark	1,232	—
United States	375	—
Australia	5	428
Other Asia	1,270	—
Other Europe	632	—
Other	631	—
	$21,105	$8,611